Trade and other receivables (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Current assets
Trade debtors	$ 56,591
Other debtors	856,591	$ 151,895	$ 883,522
Prepayments and accrued income	2,379,128	128,695	13,903
Total	3,292,310	$ 280,590	$ 897,425
Non-current Assets
Prepayments	5,000,000
Total	$ 5,000,000